1933 Act Registration No. 333-120624
1940 Act Registration No. 811-21675

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.__	☐

Post-Effective Amendment No._6_	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No._7_	☒

(Check appropriate box or boxes.)

WY Funds
(Exact Name of Registrant as Specified in Charter)

5502 North Nebraska Avenue, Tampa, Florida 33604
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 1-813-932-2750

(Name and Address of Agent for Service)

Mitch York
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue, Tampa, Florida 33604

With copy to:
Donald S. Mendelsohn, Thompson Hine LLP
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
☒ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C

Parts A, B and C of this Post-Effective Amendment No.6 incorporate by reference the Parts A, B and C of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-120624) as filed electronically on March 2, 2007.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under Rule 485(b) under the Securities Act and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio, on the 18th day of December, 2007.

WY Funds

By: /S/ Donald S. Mendelsohn
--------------------------------------------
Donald S. Mendelsohn
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Mitchell York*	President (Principal Executive Officer)	December 18, 2007
---------------------

M. Brent Wertz*	Trustee and Treasurer (Principal Financial	December 18, 2007
---------------------	Officer/Principal Accounting Officer)

Randy K. Sterns*	Trustee	December 18, 2007
---------------------

Tammy Evans*	Trustee	December 18, 2007
---------------------

Douglas Conner*	Trustee	December 18, 2007
---------------------

*By: /S/ Donald S. Mendelsohn
-----------------------------------------
Donald S. Mendelsohn
Attorney-in-Fact
December 18, 2007